Other investments - Schedule of other investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Other current investments	$ 158	$ 165
Other non-current investments	857	1,292
Other investments
Disclosure of financial assets [line items]
Other current investments	0	0
Other non-current investments	816	1,095
Contingent consideration [member]
Disclosure of financial assets [line items]
Other current investments	60	55
Other non-current investments	25	136
Other
Disclosure of financial assets [line items]
Other current investments	98	110
Other non-current investments	$ 16	$ 61